Note 8 - Income Taxes: Summary of Cumulative Tax Effect (Tables)	3 Months Ended
Oct. 31, 2016
Tables/Schedules
Summary of Cumulative Tax Effect

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	October 31, 2016	July 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 7,984,700	$ 7,407,300
Valuation allowance	(7,984,700)	(7,407,300)
Net deferred tax asset	$ 0	$ 0